Segment Information- Major customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Major customers
Revenues from major customer	$ 1,023,656,993	$ 904,498,793	$ 731,078,833
Accounts receivable from major customer	462,310,290	415,150,008
Accounts receivable | Credit risk | Customer A
Major customers
Accounts receivable from major customer	90,557,835	53,534,294
Customer deposits | Customer deposits | Customer B
Major customers
Customer deposits from major customer	34,144,128	33,540,800
Customer deposits | Customer deposits | Customer C
Major customers
Customer deposits from major customer	30,799,600	24,513,750
Customer deposits | Customer deposits | Customer D
Major customers
Customer deposits from major customer		$ 23,206,350
Customer deposits | Customer deposits | Customer E
Major customers
Customer deposits from major customer	20,000,000
Customer deposits | Customer deposits | Customer F
Major customers
Customer deposits from major customer	$ 15,399,800